Form N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	EMPOWER FUNDS INC
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	Apr. 30, 2025
Supplement to Prospectus [Text Block]	EMPOWER FUNDS, INC.
(“Empower Funds”)Empower High Yield Bond Fund
Institutional Class Ticker: MXFRX
Investor Class Ticker: MXHYX
(the “Fund”)Supplement dated December 19, 2025, to the Prospectus, Summary Prospectus, and Statement of Additional Information (“SAI”) for the Fund, dated April 30, 2025, as supplemented At an in-person meeting held on December 10-11, 2025, the Board of Directors of Empower Funds approved the following changes to the Fund’s management fee, expense limit and sub-advisory fee, which will become effective on January 1, 2026 (the “Effective Date”):Fees Prior to the Effective DateFees as of the Effective DateManagement Fee0.60% of the average daily net assets on assets up to $1 billion,0.55% of the average daily net assets on assets over $1 billion, and0.50% of the average daily net assets on assets over $2 billion0.55% of the average daily net assets on assets up to $1 billion,0.50% of the average daily net assets on assets over $1 billion, and0.45% of the average daily net assets on assets over $2 billionExpense Limit0.63% of the average daily net assets0.58% of the average daily net assetsSub-Advisory Fee0.35% of the average daily net assets on all assets0.29% of the average daily net assets on assets up to $1 billion and0.25% of the average daily net assets on assets over $1 billionAs of the Effective Date, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the annual fund operating expenses table in the “Fees and Expenses of the Fund” section is hereby deleted in its entirety and replaced with the following table:Institutional ClassInvestor ClassManagement Fees0.55%0.55%Distribution and Service (12b-1) Fees0.00%0.00%Total Other Expenses0.06%0.45%Shareholder Services Fees0.00%0.35%Other Expenses0.06%0.10%Total Annual Fund Operating Expenses0.61%1.00%Fee Waiver and Expense Reimbursement0.03%0.07%Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement0.58%0.93%[1]The investment adviser has contractually agreed to waive management fees or reimburse expenses if Total Annual Fund Operating Expenses of any Class exceed 0.58% of the Class's average daily net assets, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2026, and automatically renews for one-year terms unless it is terminated upon termination of the investment advisory agreement or by Empower Funds or the investment adviser upon written notice within 90 days of the end of the current term. Under the agreement, the investment adviser may recoup, subject to the approval of the Board of Directors of Empower Funds, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of the Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the expense example table in the “Example” section is hereby deleted in its entirety and replaced with the following table:1 Year3 Years5 Years10 YearsInstitutional Class$59$192$337$759Investor Class$95$311$546$1,218